Divestitures - Additional Information (Detail) ¥ in Millions, $ in Millions			12 Months Ended
	Apr. 01, 2017 USD ($)	Apr. 01, 2015 JPY (¥)	Mar. 31, 2018 JPY (¥)	Mar. 31, 2017 JPY (¥)
Battery Business Asset Group | Discontinued Operations, Held-for-sale | Other Operating Expense, Net
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment losses recorded as a result of fair value valuation of assets and liabilities				¥ 42,298
Part of Logistics Business | Disposal Group, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration for sale of subsidiaries		¥ 19,211
Gain on sale of business		¥ 12,284
Sony Electronics Huanan Co., Ltd [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration for sale of subsidiaries | $	$ 234
Sales price of business | $	$ 95
Gain (loss) on sale of investments			¥ 28,262